CURRENT ASSETS (Schedule of Loans to Others) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($)		Dec. 31, 2019 ILS (₪)		Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Disclosure of financial assets [line items]
January 1, 2019
Loans granted to others				43,650	[1]
Payment of loans granted to others				(26,000)
December 31, 2019				17,650
US Dollars [Member]
Disclosure of financial assets [line items]
January 1, 2019
Loans granted to others | $	[1]	$ 12,630
Payment of loans granted to others				₪ (7,523)
December 31, 2019		$ 5,107	[2]

[1]	The interest rate given varies from 5%-8%. Interest income from loans granted to others amounted in 2019 to NIS 930 thousands.
[2]	Convenience Translation into US Dollars.